Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Major components of intangible assets
The major components of intangible assets are as follows:

	February 28, 2017		February 29, 2016
	Gross Carrying Amount	Net Carrying Amount	Gross Carrying Amount	Net Carrying Amount
(in millions)
Amortizable intangible assets
Customer relationships	$89.1	$48.6	$102.5	$60.2
Favorable interim supply agreement	—	—	68.3	2.2
Other	19.9	1.7	22.3	3.5
Total	$109.0	50.3	$193.1	65.9

Nonamortizable intangible assets
Trademarks		3,327.4		3,333.8
Other		—		4.1
Total		3,327.4		3,337.9
Total intangible assets		$3,377.7		$3,403.8

Estimated amortization expense	Estimated amortization expense for each of the five succeeding fiscal years and thereafter is as follows:

(in millions)
2018	$5.7
2019	$5.7
2020	$5.5
2021	$5.2
2022	$4.9
Thereafter	$23.3